Jones & Babson, Inc.
                 BMA Tower, 700 Karnes Blvd.
                 Kansas City, Missouri 64108

                        816-751-5923



January 8, 2001

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  UMB Scout Funds (the "Funds")
     Rule 497(j) filing

     UMB Scout Stock Fund, Inc.
       SEC File Nos. 002-79131, 811-03557
       Post Effective Amendment No. 34
     UMB Scout Bond Fund, Inc.
       SEC File Nos. 002-79132, 811-03558
       Post Effective Amendment No. 33
     UMB Scout Balanced Fund, Inc.
       SEC File Nos.033-61123, 811-07323
       Post Effective Amendment No. 9
     UMB Scout Tax-Free Money Market Fund, Inc.
       SEC File Nos. 002-79130, 811-03556
       Post Effective Amendment No. 34
     UMB Scout Money Market Fund, Inc.
       SEC File Nos. 002-78688 811-03528
       Post Effective Amendment No. 34
     UMB Scout Regional Fund, Inc.
       SEC File Nos. 033-09175, 811-08731
       Post Effective Amendment No. 28
     UMB Scout WorldWide Fund, Inc.
       SEC File Nos. 033-58070, 811-07472
       Post Effective Amendment No. 17
     UMB Scout Capital Preservation Fund, Inc.
       SEC File Nos. 333-40843, 811-08511
       Post Effective Amendment No. 3
     UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
       SEC File Nos. 333-40845, 811-08513
       Post Effective Amendment No. 3
     UMB Scout Funds
       SEC File Nos. 333-96461, 811-09813
       Post Effective Amendment No. 1


Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the respective Post-Effective Amendments referenced above under the 1933 Act (the "Post Effective Amendment") to the Registration Statement of the Funds. The Post Effective Amendments were filed with the Securities and Exchange Commission electronically on October 30, 2000.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                    Very truly yours,


                                    /s/ Martin A. Cramer
                                    ------------------------
                                    Martin A. Cramer